(Losses)/Earnings per Share	6 Months Ended
Jun. 30, 2018
(Losses)/Earnings per Share
(Losses)/Earnings per Share

20. (Losses)/Earnings per Share

(i)          Basic (losses)/earnings per share

              Basic (losses)/earnings per share is calculated by dividing the net (loss)/income attributable to the Company by the weighted average number of ordinary shares in issue during the period. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic (losses)/earnings per share.

	Six Months Ended June 30,

	2018	2017

Weighted average number of outstanding ordinary shares in issue	66,389,454	60,660,846

Net (loss)/income attributable to the Company (US$'000)	(32,691)	1,682
(Losses)/earnings per share attributable to the Company (US$ per share)	(0.49)	0.03

(ii)         Diluted (losses)/earnings per share

              Diluted (losses)/earnings per share is calculated by dividing net (loss)/income attributable to the Company by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share option and LTIP awards issued by the Company using the treasury stock method.

	Six Months Ended June 30,

	2018	2017

Weighted average number of outstanding ordinary shares in issue	66,389,454	60,660,846
Adjustment for share options and LTIP	—	473,693

	66,389,454	61,134,539

Net (loss)/income attributable to the Company (US$'000)	(32,691)	1,682
(Losses)/earnings per share attributable to the Company (US$ per share)	(0.49)	0.03

              For the six months ended June 30, 2018, the share options and LTIP awards issued by the Company were not included in the calculation of diluted losses per share because of their anti-dilutive effect.